COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details)	Dec. 31, 2021 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2021	¥ 7,029,247,643
2022	781,027,516
Total	7,810,275,159
Purchase Obligation	¥ 7,810,275,159